DERIVATIVE LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
DERIVATIVE LIABILITIES [Abstract]
Schedule of Derivative Liabilities
The following table presents details of the Company's derivative liabilities as of September 30, 2014 and December 31, 2013:

Total
Balance December 31, 2013	$1,933,500
Change in fair market value of derivative liabilities	3,266,500
Balance September 30, 2014	$5,200,000

The following table presents details of the Company's derivative liabilities as of December 31, 2013 and 2012:

Total
Balance December 31, 2012	$-
Issuances in derivative value due to warrants	1,883,109
Change in fair market value of derivative liabilities	50,392
Balance December 31, 2013	$1,933,501